Note 29 - Related Party Transactions and Key Management Personnel Remuneration	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of related party [text block]
29.	RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT PERSONNEL REMUNERATION

Parties are considered to be related if
one
party has the ability to control the other party or exercise influence over the other party in making financial or operating decisions. The definition includes subsidiaries and other persons.

Subsidiaries

Transactions between Just Energy and its subsidiaries meet the definition of related party transactions. These transactions are eliminated on consolidation and are not
disclosed in these consolidated financial statements.

Key management personnel

Just Energy’s key management personnel and persons connected with them, are also considered to be related parties for disclosure purposes. Key management personnel are defined as those individuals having authority and responsibility for planning, directing and controlling the activities of Just Energy and comprise of the Chair of the Board of Directors, the Co-Chief Executive Officers and the Chief Financial Officer.

During the years ended
March 31, 2018
and
2017,
Just Energy recorded the following as an expense related to these individuals:

	As at	As at
	March 31, 2018	March 31, 2017
Salaries and benefits	$8,939	$7,199
Share-based compensation, net	3,738	3,223
	$12,677	$10,422

As at
March 31, 2018,
key management personnel held approximately
1,774,094
RSGs/PBGs (
2017
–
2,126,745
).